Note 22 Customer Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[2]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		€ 447,646	€ 413,487	€ 394,404	[1]
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		215,464	197,780	202,742
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		85,439	92,828	78,217
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		49,267	43,239	40,118
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		52,675	44,237	41,587
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		35,878	30,350	26,774
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		8,922	5,052	4,965
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		331,780	317,543	316,082
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		186,489	179,825	188,803
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		70,133	76,122	64,671
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		23,228	20,423	22,117
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		32,443	26,888	27,083
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		17,170	12,863	11,670
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		2,318	1,422	1,737
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	106,658	91,740	76,063
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	22,501	17,952	13,937
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	14,319	15,067	12,916
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	25,388	21,485	17,254
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	20,232	17,349	14,505
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	17,613	16,257	14,224
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	[3]	6,605	3,630	3,228
Customer deposits repurchase agreements
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		9,208	4,204	2,259
Customer deposits repurchase agreements | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		6,474	4	2
Customer deposits repurchase agreements | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		987	1,638	630
Customer deposits repurchase agreements | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		652	1,331	747
Customer deposits repurchase agreements | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		0	0	0
Customer deposits repurchase agreements | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		1,095	1,231	880
Customer deposits repurchase agreements | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers		€ 0	€ 0	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(2) Subordinated deposits are included amounting to €8 million as of December 31, 2024. As of December 31, 2023 and 2022, no subordinated deposits were recorded under this heading.